Provisions (Detail 1) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Entity [Table]
Provisions other than provisions for expected credit losses	$ 3,272	$ 3,257	$ 3,322
Provisions for expected credit losses	192	221	196
Total provisions	$ 3,465	$ 3,478	$ 3,518